CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common dividends declared (in dollars per share)	$ 0.16	$ 0.16	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01